Condensed Consolidated Statement Of Changes In Stockholder's Equity - USD ($)		Total	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Class A Shares [Member]	Class A Shares [Member] Common Stock [Member]	Class B Shares [Member]	Class B Shares [Member] Common Stock [Member]
Balance at Sep. 13, 2020
Balance (in shares) at Sep. 13, 2020								0
Issuance of Class B common stock to Sponsor (1)	[1]	25,000	24,209					$ 791
Issuance of Class B common stock to Sponsor (1), (in shares)	[1]							7,906,250
Sale of units in initial public offering, less fair value of public warrants		288,000,000	287,997,000		$ 3,000
Sale of units in initial public offering, less fair value of public warrants (in shares)					30,000,000
Offering costs		(16,277,262)	(16,277,262)
Forfeiture of Class B common stock	[1]		41				$ (41)
Forfeiture of Class B common stock (in shares)	[1]						(406,250)
Common stock subject to possible redemption		(250,533,130)	(250,530,625)		$ (2,505)
Common stock subject to possible redemption (in shares)					(25,053,313)
Net loss		(16,214,598)		(16,214,598)			$ 7,200,000
Balance at Dec. 31, 2020		5,000,010	21,213,363	(16,214,598)		$ 495		$ 750
Balance (in shares) at Dec. 31, 2020					4,946,687	4,946,687		7,500,000
Common stock subject to possible redemption		2,027,440	2,027,420			$ 20
Common stock subject to possible redemption (in shares)						202,744
Net loss		(2,027,442)		(2,027,442)			$ 2,000,000
Balance at Mar. 31, 2021		$ 5,000,008	$ 23,240,783	$ (18,242,040)		$ 515		$ 750
Balance (in shares) at Mar. 31, 2021						5,149,431		7,500,000

[1]	This number included up to 1,031,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 17, 2020, the underwriters partially exercised their over-allotment option to purchase 2,500,000 units resulting in 625,000 shares of Class B common stock no longer being subject to forfeiture. The over-allotment option expired on December 27, 2020, resulting in 406,250 shares of Class B common stock being forfeited. (see Note 4)